Summary of Significant Accounting Policies and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies and Significant Concentrations and Risks
Schedule of revenues from customers located in Germany, USA and Peoples' Republic of China

	Year ended
	December 31, 2012	% of net revenue	December 31, 2013	% of net revenue	December 31, 2014		% of net revenue
	RMB		RMB		RMB	US$

PRC	2,653,341	23%	4,546,482	34%	4,550,915	733,474	35%
Japan	81,911	1%	972,604	7%	2,487,949	400,985	19%
USA	1,600,695	14%	2,906,262	22%	2,301,496	370,934	18%
England	117,381	1%	403,014	3%	998,203	160,881	8%
Germany	4,765,312	42%	2,439,058	18%	671,534	108,232	5%
Total	9,218,640	81%	11,267,420	84%	11,010,097	1,774,506	85%

Schedule of advances made to individual suppliers in excess of 10% of total prepayments to suppliers

	December 31,
		2013	2014
	Location	RMB	RMB	US$

Supplier A	Singapore	210,343	212,612	34,267
Supplier B	South Korea	158,040	158,613	25,564
Supplier C	Germany	900,821	872,000	140,541
Total		1,269,204	1,243,225	200,372

Concentrations of cash balances held at financial institutions

	December 31, 2013	December 31, 2014
	RMB equivalents	RMB equivalents
Cash and cash equivalents held by PRC entities

Denominated in RMB	579,288	667,793
Denominated in U.S. dollar (US$)	219,694	11,896
Denominated in European monetary unit (EURO)	49,457	89,678
Denominated in Japanese Yen (JPY)	1	59
Denominated in Great Britain Pound (GBP)	2,111	2,220
Denominated in other currencies:

Cash and cash equivalents held by non-PRC entities
Denominated in RMB	3,232	22
Denominated in US$	126,931	91,635
Denominated in EURO	86,815	45,558
Denominated in JPY	20,733	141,773
Denominated in GBP	881	129
Denominated in other currencies:	14,074	16,141
Total cash and cash equivalents	1,103,217	1,066,904

Restricted cash held by PRC entities
Denominated in RMB	1,476,050	1,298,234
Denominated in US$	168,841	22,902
Denominated in EURO	45,747	9,509
Denominated in CHF	85	—
Denominated in other currencies:
Restricted cash held by non-PRC entities
Denominated in RMB
Denominated in US$	845	—
Denominated in EURO	618	1,625
Denominated in other currencies:	144	134
Total restricted cash	1,692,330	1,332,404

Schedule of estimated useful lives of property, plant and equipment
Buildings	30 years
Machinery and equipment	4 -25 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Schedule of estimated useful lives of amortizable intangible assets
Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

Schedule of changes in the carrying amount of accrued warranty liability.

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Beginning balance	457,733	555,357	666,946	107,492
Warranty expense for the current year	109,915	125,900	120,780	19,466
Warranty costs incurred or claimed	(12,291)	(14,311)	(39,298)	(6,334)
Total accrued warranty cost	555,357	666,946	748,428	120,624
Less: accrued warranty cost, current portion	35,819	40,632	40,903	6,592
Accrued warranty cost, excluding current portion	519,538	626,314	707,525	114,032